Interest and similar expenses	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Interest and similar expenses

32.	Interest and similar expenses

Interest and similar expenses" in the consolidated income statement consist of interest accrued in the year on all financial liabilities with implicit or explicit return, including remuneration in kind, calculated using the effective interest method, regardless of the measurement of the fair value, cost adjustments as a result of hedge accounting and interest costs attributed to pension funds.

The breakdown of the main items of interest and similar charges accrued in 2024, 2023 and 2022 is as follows:

Thousand of Reais	2024	2023	2022

Deposits from credit institutions	8,905,425	9,828,381	6,736,736
Customer deposits	58,469,742	48,543,885	38,508,954
Marketable debt securities and subordinated liabilities:
Marketable debt securities (note 18)	3,778,418	4,998,766	6,951,908
Debt Instruments Eligible to Compose Capital (note 19)	2,523,206	1,925,772	863,394
Pension Plans (note 21)	241,133	189,138	176,224
Other interest (1)	6,586,994	15,912,731	14,484,725
Total	80,504,918	81,398,673	67,721,941
(1)	It is mainly composed of Expenses with Interest on Repo Agreements